EQUIPMENT AND SOFTWARE, NET (Tables)	12 Months Ended
Dec. 31, 2023
Seamless Group Inc. [Member]
SCHEDULE OF EQUIPMENT AND SOFTWARE NET

Equipment, net as of December 31, 2023 and 2022 consisted of the following:

	December 31,
	2023	2022
	US$	US$

Office equipment	489,396	433,479
Furniture and fittings	303,331	298,076
Renovation	1,741,702	1,739,807
Signboard	2,195	2,195
Computer peripherals	3,301,853	3,074,341
Electrical installation	46,492	45,502
Mobile phone	10,022	9,013
Motor vehicle	14,536	97,479
Air conditioners	8,367	4,809
Total	5,917,894	5,704,701
Less: accumulated depreciation	(4,901,404)	(4,383,080)
Equipment, net	1,016,490	1,321,621